Acquisitions, Dispositions And Other Adjustments (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions, Dispositions And Other Adjustments
Operating Results Of Discontinued Operation
	Aug. 27,	Dec. 31,
	2010	2009
Operating revenues	$349	$563
Operating expenses	327	523
Operating income	22	40
Income before income taxes	18	29
Income tax expense	8	9
Income from discontinued operations during phase-out period	10	20
Gain on disposal of discontinued operations	769	-
Income from discontinued operations, net of tax	$779	$20